Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 12,480,000,000	$ 11,868,000,000
Intangible assets and goodwill, end of period	12,373,000,000	12,480,000,000
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	13,093,000,000	12,865,000,000
Exchange adjustments	(91,000,000)	184,000,000
Acquisitions and other additionsa	139,000,000	632,000,000
Reclassified as assets held for sale	(137,000,000)	(199,000,000)
Disposals and retirements, intangible assets and goodwill	(13,000,000)	(389,000,000)
Intangible assets and goodwill, end of period	12,991,000,000	13,093,000,000
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	(613,000,000)	(997,000,000)
Exchange adjustments	1,000,000	(1,000,000)
Impairment loss recognised in profit or loss, goodwill	(7,000,000)	(1,000,000)
Disposals and retirements, intangible assets and goodwill	1,000,000	386,000,000
Intangible assets and goodwill, end of period	$ (618,000,000)	$ (613,000,000)